Pledged Assets - Schedule of Assets Pledged as Collateral (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 29,839,517	$ 56,546,018
Time deposits (shown as ‘Restricted deposits’) [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 15,773,099	41,470,915
Purpose	Performance guarantee deposit, and short-term borrowings.
Land [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 11,901,824	12,737,302
Purpose	Long-term and short-term borrowings
Buildings and structures [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 2,164,594	$ 2,337,801
Purpose	Long-term and short-term borrowings